  [EATON     INVESTING
   VANCE     FOR THE 21ST
    LOGO]    CENTURY-Registered Trademark-

                                                      [GRAPHIC, GLOBE]

  SEMIANNUAL REPORT FEBRUARY 28, 2001

  [GRAPHIC, DOCTORS                EATON VANCE
   IN OPERATING ROOM]               WORLDWIDE
                                     HEALTH
                                    SCIENCES
                                      FUND


     [GRAPHIC, DOCTORS IN MASKS]

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND as of February 28, 2001

INVESTMENT UPDATE

[PHOTO, SAMUEL D. ISALY]

Samuel D. Isaly
Portfolio Manger


INVESTMENT ENVIRONMENT

- The year 2000 was one of profound change for U.S. investors. After the Federal Reserve's series of interest rate hikes designed to provide a "soft-landing" for the economy,a number of key indica-tors finally showed signs of slow-ing. By year-end economic weak-ness was reflected in disappointing corporate earnings, and sharply curtailed consumer spending (which rebounded in March 2001). As of late March, the Fed has cut interest rates three times in 2001 in an attempt to stimulate economic growth.

- In late 2000 and early 2001, global and U.S. equity markets were characterized by extreme volatility and dramatic declines in the more aggressive sectors. Many stocks experienced significant price declines - victims of diminished growth expectations, earnings shortfalls, and a collapse in valuations from inflated levels. The tech-heavy NASDAQComposite Index had, as of February 28, 2001, given back all of the record-setting 85.59% gain it had made in 1999.(1)

THE FUND

     THE PAST SIX MONTHS

- During the six months ended February 28, 2001, the Fund's Class A shares had a total return of -11.22%. This return was the result of a decrease in net asset value NAV to $10.50 on February 28, 2001 from $12.33 on August 31, 2000, and the reinvestment of $0.509 per share in capital gains distributions.(2)

- The Fund's Class B shares had a total return of -11.59% during the same period, the result of a decrease in NAV to $11.43 from $13.67, and the reinvestment of $0.741 per share in capital gains distributions.(2)


- The Fund's Class C shares had a total return of -11.48% during the same period, the result of a decrease in NAV to $9.55 from $11.53, and the reinvestment of $0.741 per share in capital gains distributions.(2)

     MANAGEMENT DISCUSSION

- The Portfolio's phenomenal performance for the fiscal year ended August 31, 2000 was brought back to earth in the turbulent market environment of late 2000 and, especially, early 2001. Performance was more or less flat in the last quarter of 2000, but while we had successfully sidestepped the market declines in the prior period, in January and February the generalized global decline in the markets began to take their toll.

- The Portfolio's top holding as of February 28, 2001, was Altana, Inc. Altana is the parent company of Fougera, one of the largest manufacturers and distributors of a wide range of generic multi-course topicals and opthalmics, and Savage Laboratories, an ethical pharmaceutical division focused on obstetrics/ gynecology and emergency medicine.

- Our strategy of diversifying investments across geographical region, industry, and market capitalization gave us some flexibility to respond to market turbulence, though in the past six months, there were no real safe havens. We remain committed to the health sciences-driven sectors of the world's economies, which we believe will continue to offer compelling investment opportunities going forward.

- For risk-adjusted performance through February 28, 2001, the Fund's A, B, and C shares earned Five-Star Overall MorningstarTM Ratings (Morningstar is a nationally recognized monitor of mutual fund performance) placing the Fund in the top 10% among 1278 international equity funds.*

*Morningstar ratings reflect historical risk-adjusted performance through 2/28/01 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Fund's 3-, 5-, and 10--year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. Morningstar overall ratings are calculated based on the weighted average of the Fund's Morningstar ratings for the 3-, 5-, and 10-year periods. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund's Class A, B,and C shares were rated 5 stars (out of 1278 funds). For the 5-year period, the Fund's Class A, B,and C shares were rated 5 stars (out of 797 funds). For the 10-year period, the Fund's Class A shares were rated 5 stars (out of 158 funds).Morningstar ratings for Class B and C shares have been lower over selected periods.
     ---------------------------------------------------------------------------
     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
     ---------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 2001

PERFORMANCE(3)                              CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     16.57%       15.67        15.80%
Five Years                                   25.55         N.A.         N.A.
Ten Years                                    22.73         N.A.         N.A.
Life of Fund+                                20.02        26.35        32.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                      9.87%       10.67%       14.80%
Five Years                                   24.08         N.A.         N.A.
Ten Years                                    22.00         N.A.         N.A.
Life of Fund+                                19.57        26.15        32.89

+Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C:1/5/98

TEN LARGEST HOLDINGS4 BY TOTAL NET ASSETS
--------------------------------------------------------------------------------
Altana                                                                  5.5%
Novartis AG                                                             5.1
Pfizer, Inc.                                                            5.0
Pharmacia Corp.                                                         3.9
Lilly (Eli) &Co.                                                        3.9
Abbott Laboratories                                                     3.7
Sanofi-Synthelabo                                                       3.5
Genzyme Corp.                                                           3.4
American Home Products                                                  3.2
Roche Holding AG                                                        3.2

(1)    It is not possible to invest directly in the Index.

(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule:
       5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
       1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest equity holdings accounted for 40.4% of the Portfolio's net assets. Holdings are subject to change.

       Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
--------------------------------------------------------
Investment in Worldwide Health Sciences
   Portfolio, at value (identified cost,
   $1,155,006,764)                        $1,308,150,731
Receivable for Fund shares sold               12,379,899
Tax reclaim receivable                           210,179
Deferred organization expenses                     6,243
--------------------------------------------------------
TOTAL ASSETS                              $1,320,747,052
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    2,612,645
Payable to affiliate for service fees            204,719
Payable to affiliate for Trustees' fees              364
Accrued expenses                                 439,276
--------------------------------------------------------
TOTAL LIABILITIES                         $    3,257,004
--------------------------------------------------------
NET ASSETS                                $1,317,490,048
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,136,955,616
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                  35,626,848
Accumulated net investment loss               (8,222,200)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          153,143,967
Net unrealized depreciation                      (14,183)
--------------------------------------------------------
TOTAL                                     $1,317,490,048
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  598,561,024
SHARES OUTSTANDING                            57,017,800
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        10.50
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.50)      $        11.14
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $  518,657,242
SHARES OUTSTANDING                            45,360,561
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        11.43
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  200,271,782
SHARES OUTSTANDING                            20,980,614
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.55
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
-------------------------------------------------------
Interest allocated from Portfolio         $   2,201,642
Dividends allocated from Portfolio
   (net of foreign taxes, $46,780)            1,667,295
Expenses allocated from Portfolio            (5,993,679)
-------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (2,124,742)
-------------------------------------------------------

Expenses
-------------------------------------------------------
Management fee                            $   1,373,197
Trustees' fees and expenses                       2,507
Distribution and service fees
   Class A                                      638,696
   Class B                                    2,338,280
   Class C                                      826,188
Transfer and dividend disbursing agent
   fees                                         519,980
Registration fees                               203,109
Printing and postage                             83,373
Legal and accounting services                    11,557
Amortization of organization expenses             3,968
Miscellaneous                                    96,603
-------------------------------------------------------
TOTAL EXPENSES                            $   6,097,458
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (8,222,200)
-------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  41,646,742
   Foreign currency transactions               (554,939)
-------------------------------------------------------
NET REALIZED GAIN                         $  41,091,803
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(176,548,951)
   Foreign currency from Portfolio              (12,592)
   Foreign currency                               8,848
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(176,552,695)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(135,460,892)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(143,683,092)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (8,222,200) $    (7,146,915)
   Net realized gain                             41,091,803       54,159,663
   Net change in unrealized
      appreciation (depreciation)              (176,552,695)     287,477,823
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (143,683,092) $   334,490,571
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $     (19,587,268) $    (6,966,015)
      Class B                                   (24,916,048)     (11,142,989)
      Class C                                    (9,711,146)        (948,854)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (54,214,462) $   (19,057,858)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     328,772,503  $   263,151,106
      Class B                                   203,409,837      177,681,277
      Class C                                   115,723,107       98,871,074
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    18,279,816        6,508,152
      Class B                                    23,108,582        8,544,818
      Class C                                     9,117,554          678,079
   Cost of shares redeemed
      Class A                                   (84,388,805)     (79,306,443)
      Class B                                   (35,144,133)     (28,483,521)
      Class C                                   (22,648,113)      (8,833,952)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     556,230,348  $   438,810,590
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     358,332,794  $   754,243,303
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     959,157,254  $   204,913,951
----------------------------------------------------------------------------
AT END OF PERIOD                          $   1,317,490,048  $   959,157,254
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (8,222,200) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------
                                  (UNAUDITED)              2000(1)(2)            1999(1)(2)          1998(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 12.330              $  6.160              $ 4.180            $ 4.980
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.046)             $ (0.114)             $(0.061)           $(0.070)
Net realized and unrealized
   gain (loss)                          (1.275)                6.758                2.265             (0.730)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (1.321)             $  6.644              $ 2.204            $(0.800)
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.509)             $ (0.474)             $(0.224)           $    --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.509)             $ (0.474)             $(0.224)                --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.500              $ 12.330              $ 6.160            $ 4.180
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (11.22)%              116.52%               53.28%            (15.94)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $598,561              $418,904              $89,214            $66,831
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(4)              1.70%(6)              1.79%                1.69%              1.83%
   Interest expense(4)                      --                    --                 0.01%                --
   Net expenses after
      custodian fee
      reduction(4)                        1.68%(6)              1.74%                1.63%              1.69%
   Net investment loss                   (1.01)%(6)            (1.29)%              (1.11)%            (1.21)%
Portfolio Turnover of the
   Fund(5)                                  --                    --                   --                 --
Portfolio Turnover of the
   Portfolio(5)                              9%                   31%                  41%                34%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)
   Expenses after custodian
      fee reduction(4)
   Net investment loss
Net investment loss per share
--------------------------------------------------------------------------------------------------------------

                                         CLASS A
                                --------------------------
                                  YEAR ENDED AUGUST 31,
                                --------------------------
                                  1997(2)        1996(2)
------------------------------
Net asset value -- Beginning
   of period                      $ 4.510        $ 3.900
------------------------------
Income (loss) from operations
------------------------------
Net investment loss               $(0.044)       $(0.077)
Net realized and unrealized
   gain (loss)                      0.612          1.154
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.568        $ 1.077
------------------------------
Less distributions
------------------------------
From net realized gain            $(0.098)       $(0.467)
------------------------------
TOTAL DISTRIBUTIONS               $(0.098)       $(0.467)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 4.980        $ 4.510
------------------------------
TOTAL RETURN(3)                     17.67%         31.04%
------------------------------
Ratios/Supplemental Data+
------------------------------
Net assets, end of period
   (000's omitted)                $88,349        $55,016
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(4)         2.07%          2.21%
   Interest expense(4)                 --             --
   Net expenses after
      custodian fee
      reduction(4)                   2.00%          2.19%
   Net investment loss              (1.60)%        (1.81)%
Portfolio Turnover of the
   Fund(5)                             --             66%
Portfolio Turnover of the
   Portfolio(5)                        14%            --
------------------------------
+  The operating expenses of t
   an allocation of expenses t
   ratios and net investment l
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       2.29%
   Expenses after custodian
      fee reduction(4)               2.22%
   Net investment loss              (1.82)%
Net investment loss per share     $(0.050)
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 3-for-1 stock split which was effective on November 10, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
 (5) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on September 1, 1996.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------
                                  (UNAUDITED)              2000(1)(2)            1999(1)(2)          1998(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 13.670              $  7.060              $  4.880           $ 5.840
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.092)             $ (0.198)             $ (0.107)          $(0.102)
Net realized and unrealized
   gain (loss)                          (1.407)                7.520                 2.623            (0.858)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (1.499)             $  7.322              $  2.516           $(0.960)
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.741)             $ (0.712)             $ (0.336)          $    --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.741)             $ (0.712)             $ (0.336)          $    --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 11.430              $ 13.670              $  7.060           $ 4.880
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (11.59)%              114.93%                52.29%           (16.44)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $518,657              $411,280              $107,923           $75,111
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(4)              2.44%(5)              2.54%                 2.29%             2.43%
   Interest expense(4)                      --                    --                  0.01%               --
   Net expenses after
      custodian fee
      reduction(4)                        2.42%(5)              2.49%                 2.23%             2.29%
   Net investment loss                   (1.75)%(5)            (2.03)%               (1.70)%           (1.80)%
Portfolio Turnover of the
   Portfolio                                 9%                   31%                   41%               34%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 2-for-1 stock split which was effective on November 10, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS C
                                  ---------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ------------------------------------------------------------------------
                                  (UNAUDITED)              2000(1)(2)              1999(1)(2)                 1998(2)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.530              $  6.070                 $ 4.230                    $ 5.000
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.070)             $ (0.182)                $(0.100)                   $(0.038)
Net realized and unrealized
   gain (loss)                          (1.169)                6.354                   2.276                     (0.732)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (1.239)             $  6.172                 $ 2.176                    $(0.770)
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.741)             $ (0.712)                $(0.336)                   $    --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.741)             $ (0.712)                $(0.336)                   $    --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.550              $ 11.530                 $ 6.070                    $ 4.230
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         (11.48)%              114.90%                  52.16%                    (15.40)%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $200,272              $128,973                 $ 7,778                    $ 1,905
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(5)              2.45%(6)              2.53%                   2.44%                      2.67%(6)
   Interest expense(5)                      --                    --                    0.01%                        --
   Net expenses after
      custodian fee
      reduction(5)                        2.43%(6)              2.48%                   2.38%                      2.53%(6)
   Net investment loss                   (1.75)%(6)            (2.02)%                 (1.82)%                    (1.84)%(6)
Portfolio Turnover of the
   Portfolio                                 9%                   31%                     41%                        34%
-------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 2-for-1 stock split which was effective November 10, 2000.
 (3) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.8% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2001, the fee was equivalent to 0.24% of the Fund's average daily net assets and amounted to $1,373,197. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $669,234 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2000(1)
    -------------------------------------------------------------------------------
    Sales                                            29,130,005          27,120,474
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      1,534,421           1,111,392
    Redemptions                                      (7,608,150)         (8,741,469)
    -------------------------------------------------------------------------------
    NET INCREASE                                     23,056,276          19,490,397
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2000(1)
    -------------------------------------------------------------------------------
    Sales                                            16,386,175          16,486,916
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      1,773,228           1,300,596
    Redemptions                                      (2,899,332)         (2,968,508)
    -------------------------------------------------------------------------------
    NET INCREASE                                     15,260,071          14,819,004
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2000(1)
    -------------------------------------------------------------------------------
    Sales                                            11,200,818          10,802,970
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        837,982             121,832
    Redemptions                                      (2,246,918)         (1,018,594)
    -------------------------------------------------------------------------------
    NET INCREASE                                      9,791,882           9,906,208
    -------------------------------------------------------------------------------

 (1) Prior year transactions have been restated to reflect the effects of a 3-for-1 stock split on Class A shares and a 2-for-1 stock split on Class B and Class C shares that was effective on November 10, 2000.

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to investment dealers for providing personal services to

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   shareholders. For the six months ended February 28, 2001, the Class A shares paid or accrued $638,696 payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,762,796 and $619,641 for Class B and Class C shares, respectively, payable to EVD for the six months ended February 28, 2001, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At February 28, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $17,962,000 and $14,358,000 for Class B and Class C shares, respectively.

   The Plans authorize the Class B and Class C shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing Class B shares to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the average daily net assets attributable to Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares sold on or after October 12, 1999 and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2001 amounted to $575,484 and $206,547 for Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended
   February 28, 2001, the Fund was informed that EVD received approximately $467,000 and $76,000 of CDSC paid by shareholders for Class B and Class C shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 2001 aggregated $652,955,435 and $150,172,510, respectively.

8 Stock Split
-------------------------------------------
   On October 16, 2000, the Trustees of the Fund approved a 3-for-1 stock split for Class A shares and a 2-for-1 stock split for Class B and Class C shares, effective November 10, 2000.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 91.94%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe -- 20.31%
-----------------------------------------------------------------------------------
Altana                                      500,000   $   73,601,039         5.50%
Novartis AG                                  40,000       67,747,920         5.06%
Roche Holding AG                              5,000       43,090,550         3.22%
Sanofi-Synthelabo(1)                        850,000       46,265,882         3.46%
Serono                                       50,000       41,055,718         3.07%
-----------------------------------------------------------------------------------
                                                      $  271,761,109        20.31%
-----------------------------------------------------------------------------------
Major Capitalization - Far East -- 8.14%
-----------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                  1,200,000   $   23,810,540         1.78%
Chugai Pharmaceuticals, Co., Ltd.         1,400,000       20,132,281         1.50%
Eisai Co., Ltd.                             800,000       20,413,911         1.53%
Fujisawa Pharmaceutical                     800,000       20,482,185         1.53%
Shionogi & Co., Ltd.                      1,400,000       24,075,101         1.80%
-----------------------------------------------------------------------------------
                                                      $  108,914,018         8.14%
-----------------------------------------------------------------------------------
Major Capitalization - North America -- 40.27%
-----------------------------------------------------------------------------------
Abbott Laboratories                       1,000,000   $   48,990,000         3.66%
Abgenix, Inc.(1)                            900,000       30,600,000         2.29%
Alza Corp.(1)                               900,000       35,595,000         2.66%
American Home Products Corp.                700,000       43,239,000         3.23%
Amgen, Inc.(1)                              550,000       39,634,375         2.96%
Chiron Corp.(1)                             700,000       32,768,750         2.45%
Forest Laboratories, Inc.(1)                280,000       19,468,400         1.46%
Genzyme Corp.(1)                            515,000       45,287,813         3.38%
Gilead Sciences, Inc.(1)                  1,000,000       37,375,000         2.79%
Lilly (Eli) & Co.                           650,000       51,649,000         3.86%
Pfizer, Inc.                              1,500,000       67,500,000         5.04%
Pharmacia Corp.                           1,000,000       51,700,000         3.86%
Schering-Plough Corp.                       875,000       35,218,750         2.63%
-----------------------------------------------------------------------------------
                                                      $  539,026,088        40.27%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.25%
-----------------------------------------------------------------------------------
Compugen Ltd.(1)                            245,000   $    1,286,250         0.10%
Swiss Serum Institute                           516       15,425,340         1.15%
-----------------------------------------------------------------------------------
                                                      $   16,711,590         1.25%
-----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 21.97%
-----------------------------------------------------------------------------------
Adolor, Inc.(2)(3)                          318,954   $    5,918,510         0.44%
Alexion Pharmaceuticals, Inc.(1)            210,000        6,168,750         0.46%
Applera Corporation - Applied Biosystems
Group(1)                                    900,000       39,150,000         2.93%
Arena Pharmaceuticals(1)(2)(3)              832,018       18,616,403         1.39%
Arqule, Inc.(1)                             340,000        6,120,000         0.46%
Aviron(1)                                   410,000       17,194,375         1.29%
Bio-Technology General Corp.(1)           1,750,000       13,125,000         0.98%
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-----------------------------------------------------------------------------------
Caliper Technologies Corp.(1)(2)(3)         998,100   $   25,451,550         1.90%
COR Therapeutics, Inc.(1)                   700,000       24,062,500         1.80%
Enzon, Inc.(1)                              300,000       19,068,750         1.43%
Incyte Genomics, Inc.(1)                  1,000,000       16,812,500         1.26%
Molecular Devices Corp.(1)                  275,000       18,476,563         1.38%
Orapharma, Inc.(1)                        1,000,000        8,375,000         0.63%
Orchid BioSciences Warrants(1)(2)(3)        100,000          588,000         0.04%
Orchid BioSciences, Inc.(1)(2)(3)           807,749        5,747,119         0.43%
Pharmacopeia, Inc.(1)                     1,200,000       24,150,000         1.80%
Praecis Pharmaceuticals, Inc.(1)            900,000       24,806,250         1.85%
SangStat Medical Corp.(1)                   609,500        6,399,750         0.48%
Tularik, Inc.(1)                            525,000       13,682,812         1.02%
-----------------------------------------------------------------------------------
                                                      $  293,913,832        21.97%
-----------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $1,077,019,926)                   $1,230,326,637
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.78%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 0.78%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)          400,000   $    3,000,000         0.22%
Given Imaging(2)(3)                         902,877        1,898,750         0.14%
Memory Pharmaceutical, Series C(2)(3)       400,000        1,000,000         0.08%
NetGenics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                        250,000          575,000         0.04%
NetGenics, Inc., Series E(1)(2)(3)          652,173        1,499,998         0.11%
Physiome Sciences, Inc., Series E(2)(3)     521,920        2,499,997         0.19%
-----------------------------------------------------------------------------------
                                                      $   10,473,745         0.78%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,398,748)                      $   10,473,745
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,087,418,674)                   $1,240,800,382        92.72%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $   97,450,712         7.28%
-----------------------------------------------------------------------------------
Net Assets                                            $1,338,251,094       100.00%
-----------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost $1,087,418,674)       $1,240,800,382
Cash                                          96,665,959
Interest and dividends receivable                816,572
Deferred organization expenses                     2,223
Prepaid expenses                                   5,824
--------------------------------------------------------
TOTAL ASSETS                              $1,338,290,960
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable to affiliate for Trustees' fees   $        1,568
Accrued expenses                                  38,298
--------------------------------------------------------
TOTAL LIABILITIES                         $       39,866
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,338,251,094
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,184,869,386
Net unrealzied appreciation (computed on
   the basis of identified cost)             153,381,708
--------------------------------------------------------
TOTAL                                     $1,338,251,094
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Interest                                  $   2,262,074
Dividends (net of foreign taxes,
   $47,883)                                   1,709,840
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   3,971,914
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   4,694,629
Administration fee                            1,399,841
Trustees' fees and expenses                      17,581
Legal and accounting services                    12,674
Custodian fee                                   141,078
Amortization of organization expenses             1,191
Miscellaneous                                    22,634
-------------------------------------------------------
TOTAL EXPENSES                            $   6,289,628
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     138,613
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     138,613
-------------------------------------------------------

NET EXPENSES                              $   6,151,015
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (2,179,101)
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  42,731,798
   Foreign currency transactions               (570,148)
-------------------------------------------------------
NET REALIZED GAIN                         $  42,161,650
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(180,965,643)
   Foreign currency                             (12,804)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(180,978,447)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(138,816,797)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(140,995,898)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (2,179,101) $    (2,689,876)
   Net realized gain                             42,161,650       54,649,622
   Net change in unrealized
      appreciation (depreciation)              (180,978,447)     292,063,612
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (140,995,898) $   344,023,358
----------------------------------------------------------------------------
Capital Transactions --
   Contributions                          $     677,642,361  $   536,036,150
   Withdrawals                                 (161,107,138)    (122,428,380)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     516,535,223  $   413,607,770
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     375,539,325  $   757,631,128
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     962,711,769  $   205,080,641
----------------------------------------------------------------------------
AT END OF PERIOD                          $   1,338,251,094  $   962,711,769
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                      1.06%(1)        1.09%        0.95%        1.06%        1.25%
   Interest expense                          --              --         0.01%          --           --
   Expenses after custodian
      fee reduction                        1.04%(1)        1.05%        0.90%        0.92%        1.18%
   Net investment loss                    (0.37)%(1)      (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                            9%             31%          41%          34%          14%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,338,251        $962,712     $205,081     $144,662     $152,717
-------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first
   $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2001, the fee was equivalent to 0.80% of the Portfolio's average daily net assets and amounted to $4,694,629.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets and at reduced rates as daily net assets exceed $1 billion. For the six months ended February 28, 2001, the administration fee was 0.24% of average net assets and amounted to $1,399,841.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $568,595,496 and $102,871,781, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,087,418,674
    --------------------------------------------------------
    Gross unrealized appreciation             $  221,750,688
    Gross unrealized depreciation                (68,368,980)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  153,381,708
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

7 Restricted Securities
-------------------------------------------
   At February 28, 2001, the Portfolio owned the following securities (representing 4.85% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    --------------------------------------------------------------------------------------------
    Adolor, Inc.                                 7/10/00       318,954    2,174,998    5,918,510
    Arena Pharmaceuticals                        1/28/99       832,018    3,894,066   18,616,403
    Caliper Technologies Corp.                   4/11/00-
                                                 1/18/01       998,100   36,830,435   25,451,550
    Orchid BioSciences Warrants                  5/24/99       100,000            0      588,000
    Orchid BioSciences, Inc.                    12/20/99       807,749    4,057,411    5,747,119
    --------------------------------------------------------------------------------------------
                                                                        $46,956,910  $56,321,582
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    Acadia Pharmaceuticals, Inc.                 5/05/00       400,000    3,000,000    3,000,000
    Given Imaging                                              902,877    1,898,750    1,898,750
    Memory Pharmaceutical, Series C              6/21/00       400,000    1,000,000    1,000,000
    NetGenics, Inc. Convertible, Series D,
     Preferred R                                 3/20/98       250,000      500,000      575,000
    NetGenics, Inc., Series E                   12/21/99       652,173    1,499,998    1,499,998
    Physiome Sciences, Inc., Series E            5/16/00       521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $10,398,748  $10,473,745
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AND
ADMINISTRATOR OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
ORBIMED ADVISORS, INC.
767 3rd Avenue
New York, NY 10017


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
--------------------------------------------------------------------------------
             THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT
         PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND,
            INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE
               PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
426-4/01                                                                   HSSRC